Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 67,787	$ 56,469
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	10,232	11,131
Unfunded commitments	30,600
Total exposure	40,800
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,700
Unfunded commitments	17,500
Total exposure	19,200
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,700
Unfunded commitments	7,100
Total exposure	8,800
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	5,800
Unfunded commitments	1,500
Total exposure	7,300
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	200
Unfunded commitments	3,400
Total exposure	3,600
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	200
Total exposure	300
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	700
Unfunded commitments	900
Total exposure	1,600
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,128	$ 1,429
Unfunded commitments	11,900
Total exposure	14,000
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	600
Unfunded commitments	3,900
Total exposure	4,500
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,000
Unfunded commitments	3,200
Total exposure	4,200
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	400
Unfunded commitments	3,900
Total exposure	4,300
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	900
Total exposure	$ 1,000